Pension Plans (Details 4) - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current period service expenses	$ (567)	$ (1,069)	$ (2,039)
Interest cost
Expected yield from plan's assets	333	353	307
Expected yield of insurance contracts linked to the Plan:
Extraordinary allocations
Actuarial (gain)/ losses recorded in the period
Past service cost
Other
Total	$ 233	$ 716	$ 1,732